CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
Schedule of changes in units and related ownership interest
Changes in units and related ownership interest in Vantiv Holding are summarized as follows:

	Vantiv, Inc.	Fifth Third	JPDN	Total
As of December 31, 2011	50,930,455	48,933,182	136,363	100,000,000
% of ownership	50.93%	48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split	38,585,162	37,072,018	103,309	75,760,489
JPDN exchange for Class A common stock	239,672	—	(239,672)	—
IPO transactions:
Issuance of Class A common stock to public	31,498,064	(2,086,064)	—	29,412,000
Issuance of Class A common stock under equity plan	8,716,141	—	—	8,716,141
Equity plan activity (a)	(1,281,263)	—	—	(1,281,263)
As of September 30, 2012	128,688,231	83,919,136	—	212,607,367
% of ownership	60.53%	39.47%	0.00%

(a)	Includes treasury stock, forfeitures of Restricted Class A common stock awards and the conversion of Restricted Class A common stock units to Class A common stock.

Schedule of reconciliation of net income (loss) attributable to non-controlling interest
The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding as discussed above (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$48,639	$28,683	$53,289	$45,043
Items not allocable to non-controlling interests:
Miscellaneous expenses (a)	—	—	—	156
Vantiv, Inc. income tax expense (b)	13,114	6,033	2,556	4,763
Net income attributable to Vantiv Holding	61,753	34,716	55,845	49,962
Net income attributable to non-controlling interests (c)	$24,375	$17,035	$24,433	$24,516

(a)                    Represents miscellaneous expenses incurred by Vantiv, Inc.
(b)                    Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.
(c)                     Net income attributable to non-controlling interests reflects the allocation of Vantiv Holding’s net income based on the proportionate ownership interests in Vantiv Holding held by the non-controlling unitholders. For the nine months ended September 30, 2012, the net income attributable to non-controlling unitholders reflects the changes in ownership interests summarized in the table above.

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Net income	$84,810	$54,917	$14,587
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.(a)	—	—	11,324
Losses related to put rights(b)	800	4,300	9,100
Other expenses(c)	61	79	13
Vantiv, Inc. income tax expense(d)	13,310	7,800	(934)

Net income attributable to Vantiv Holding and Transactive	$98,981	$67,096	$34,090

Net income attributable to non-controlling interests(e)	$48,570	$32,924	$16,728

(a)
Consists of transaction costs, principally professional and advisory fees, incurred by Advent on behalf of Vantiv, Inc. in connection with the Transaction.

(b)
Represents the non-cash expense related to fair value adjustments to the value of the put rights Vantiv, Inc. received from Fifth Third Bank in connection with the Transaction.

(c)
Represents other miscellaneous expenses incurred by Vantiv, Inc.

(d)
Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.

(e)
Net income attributable to non-controlling interests represents 49.07% of net income attributable to Vantiv Holding and Transactive.